Fees Summary	Dec. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 138,000,000.00
Previously Paid Amount	19,807.32
Total Fee Amount	20,998.43
Total Offset Amount	0.00
Net Fee	$ 1,191.11